Cover	Mar. 09, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 09, 2021
Entity Registrant Name	Intersect ENT, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36545
Entity Tax Identification Number	20-0280837
Entity Address, Address Line One	1555 Adams Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	641-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	XENT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001271214